Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured Or Disclosed At Fair Value
Assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2019 using
	Total fair value at December 31, 2019	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments - recurring	56,275	—	56,275	—	—
Intangible assets, net - nonrecurring	—	—	—	—	(313)

Total assets measured at fair value	56,275	—	56,275	—	(313)

Fair value measurement
Contingent consideration	8,700	—	—	8,700	(1,000)

Total liabilities measured at fair value	8,700	—	—	8,700	(1,000)

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments, commercial bank deposits - recurring	36,197	—	36,197	—	—
Short-term investments, alternative investment fund (1)	165,381	—	—	—	35,527

Total assets measured at fair value	201,578	—	36,197	—	35,527

Fair value measurements
Purchase consideration payables	19,252	—	—	19,252	—
Contingent consideration	2,900	—	—	2,900	1,233

Total liabilities measured at fair value	22,152	—	—	22,152	1,233

Summary of Significant Unobservable Inputs Used In The Fair Value Measurement	The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below: